Accounts receivable - Aging of Accounts Receivable which are Past Due but not Impaired (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Jan. 01, 2020 TWD ($)
Disclosure of financial assets [Line Items]
Accounts receivable	$ 6,344,246	$ 228,704	$ 5,364,156
Accounts receivable [member]
Disclosure of financial assets [Line Items]
Accounts receivable	6,346,156		5,365,776	$ 4,452,904
Accounts receivable [member] | Current [member]
Disclosure of financial assets [Line Items]
Accounts receivable	6,327,791		5,272,208
Accounts receivable [member] | Within 1 month [member]
Disclosure of financial assets [Line Items]
Accounts receivable	$ 18,365		$ 93,568